Acquisition Date Fair Value of Consideration Transferred, Plus Settlement of Preexisting Relationships and Noncontrolling Interest (Parenthetical) (Detail) (Vogins Technology Co. Limited ("Vogins BVI"))
Nov. 29, 2013
Vogins Technology Co. Limited ("Vogins BVI")
Business Acquisition [Line Items]
Noncontrolling interest, percentage	9.40%